Net Loss Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net Loss Per Share
Note 10. Net Loss Per Share
The following table sets forth the computation of the basic and diluted net loss per share (in thousands, except share and per share amounts):

	Year Ended December 31,
	2025	2024
Numerator:
Net loss	$(160,416)	$(4,690)
Denominator:
Weighted average shares of common stock outstanding, basic and diluted	204,784,615	200,000,000

Net loss per share, basic and diluted	$(0.78)	$(0.02)

Basic net loss per share was the same as diluted net loss per share for all periods as the inclusion of potentially dilutive securities would have been anti-dilutive. Potentially dilutive securities that were not included in the diluted per share calculations were as follows:

	Year Ended December 31,
	2025	2024
Shares subject to outstanding common stock options	50,000,000	50,000,000
Shares subject to outstanding common stock warrants	7,432,122	—
Retainer shares	12,500,000	—

Total	69,932,122	50,000,000